Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income III Portfolio - VIP Freedom Lifetime Income III Portfolio
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	20.43%
Annual Return 2014	5.30%
Annual Return 2015	(0.27%)
Annual Return 2016	6.83%
Annual Return 2017	15.85%
Annual Return 2018	(5.68%)
Annual Return 2019	20.44%
Annual Return 2020	15.23%
Annual Return 2021	9.78%
Annual Return 2022	(16.04%)